Summary of significant accounting policies (Details 3)	Mar. 31, 2023 USD ($)
Other [Member]
FAMI	$ 0
WFOE that is the primary beneficiary of the VIE	7,578,036
VIE and its subsidiaries	212
Nongyuan Network
FAMI	291,223
Other subsidiaries	1,724,246
VIE and its subsidiaries	5,782,726
variable interest entity and subsidiaries.
FAMI	0
WFOE that is the primary beneficiary of the VIE	418,780
Other subsidiaries	$ 71,771